Capital management (Tables)	9 Months Ended
Sep. 30, 2026
Capital management
Schedule of Company's rating

Rating (1)

	S&P Global	Moody’s	Fitch
Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell, or hold securities of the Company and may be subject to suspension, change, or withdrawal at any time by the assigning rating agency.